UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23181
DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
October 31, 2025
Date of reporting period:
October 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis Select U.S. Equity ETF
DUSA / Cboe Global Markets, Inc.
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025
This Annual shareholder report contains important information about the Davis Select U.S. Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”). You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select U.S. Equity ETF	$64	0.59%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund delivered a total return of 16.45%, versus a 21.45% return for the S&P 500. The Fund invests principally in common stocks issued by large companies with market capitalizations of at least $10 billion. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in financial services companies.
Market Overview
  S&P 500
    Strongest performing sectors - Information Technology (+38%), Communication Services (+35%), and Consumer Discretionary (+25%)
    Weakest performing sectors - Materials (-6%), Real Estate (-2%), and Health Care (flat)
Detractors from Performance
  Information Technology - underperformed the Index sector (+25% vs +38%) and significantly underweight
  (average weighting 6% vs 32%)
    Texas Instruments (-18%)
  Consumer Discretionary - underperformed the Index sector (+11% vs +25%)
    MGM Resorts (-13%)
  Energy - underperformed the Index sector (-11% vs +2%) and overweight (average weighting 5% vs 3%)
    ConocoPhillips (-16%)
    Coterra Energy (-12%) - new purchase during the period
  Overweight in Health Care (average weighting 17% vs 10%) and Financials (average weighting 34% vs 14%)
    Cigna Group (-21%) and Viatris (-6%)
  Industrials - significantly underperformed the Index sector (-18% vs +18%)
    Owens Corning (-27%) - largest individual detractor
  Individual holdings
    Tyson Foods (-9%) and Teck Resources (-7%)
    Pinterest (-8%) - new purchase during the period
Contributors to Performance
  Financials - outperformed the Index sector (+25% vs +14%)
    Capital One Financial (+37%) - largest individual contributor
    Wells Fargo (+37%), Markel Group (+28%), Bank of New York Mellon (+46%), and Berkshire Hathaway (+6%)
  Health Care - outperformed the Index sector (+13% vs flat)
    CVS Health (+44%)
  Overweight in stronger performing Communication Services sector - (average weighting 14% vs 10%)
    Alphabet (+64%) and Meta Platforms (+15%)
  No exposure to Real Estate sector
  Individual holdings
    Applied Materials (+30%) and Amazon.com (+31%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Russell 1000 Value Index for an investment made at net asset value on January 11, 2017.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	Since Inception (01/11/17)
Davis Select U.S. Equity ETF — Net Asset Value (NAV)	16.45%	15.25%	11.82%
S&P 500 Index	21.45%	17.63%	15.24%
Russell 1000 Value Index	11.15%	14.27%	9.49%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$859.9
Total number of portfolio holdings as of 10/31/25	28
Portfolio turnover rate for the period	8%
Total advisory fees paid for the period (in millions)	$3.8
Top Sectors as of 10/31/25 Net Assets
Financials	30.49%
Communication Services	14.24%
Health Care	13.79%
Consumer Discretionary	12.24%
Energy	7.64%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisetfs.com/literature/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS FUNDAMENTAL ETF TRUST
Davis Select Financial ETF
DFNL / Cboe Global Markets, Inc.
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025
This Annual shareholder report contains important information about the Davis Select Financial ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”). You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select Financial ETF	$67	0.61%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund delivered a total return of 21.22%, versus a 14.25% return for the Index. The Fund performed in line with the 21.45% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks issued by companies principally engaged in the financial services sector. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Consumer Finance (+38%), Banks (+33%) and Capital Markets (+19%)
    Weakest performing industries - Insurance (-3%) and Financial Services (+3%)
Contributors to Performance
  Significantly overweight in Banks - (average weighting 44% vs 25%)
    JPMorgan Chase (+43%), Danske Bank (+67%), DBS Group Holdings (+50%), and Wells Fargo (+37%)
  Insurance - significantly outperformed the Index industry (+13% vs -3%)
    Markel Group (+28%) and Loews (+26%)
  Underweight in Financial Services (average weighting 11% vs 32%)
  Overweight in Consumer Finance (average weighting 13% vs 4%)
    Capital One Financial (+37%) - largest individual contributor
    American Express (+35%)
  Capital Markets - outperformed the Index industry (+31% vs +19%)
    Bank of New York Mellon (+46%)
  Non-financial holding
    Prosus (+65%)
Detractors from Performance
  Banks - underperformed the Index industry (+25% vs +33%)
    M&T Bank (-3%) and Fifth Third Bancorp (-1%)
  Underweight in Capital Markets (average weighting 12% vs 24%)
  Financial Services - underperformed the Index industry (slightly negative vs +3%)
    Chime Financial (-36%) and Exor (-10%) - new purchases during the period and two largest individual detractors
  Individual Insurance holdings
    Everest Group (-10%), RenaissanceRe Holdings (-3%), and Chubb (-1%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index for an investment made at net asset value on January 11, 2017.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	Since Inception (01/11/17)
Davis Select Financial ETF — Net Asset Value (NAV)	21.22%	20.98%	11.76%
S&P 500 Index	21.45%	17.63%	15.24%
S&P 500 Financials Index	14.25%	19.20%	11.65%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$303.4
Total number of portfolio holdings as of 10/31/25	32
Portfolio turnover rate for the period	1%
Total advisory fees paid for the period (in millions)	$1.5
Top Industries as of 10/31/25 Net Assets
Banks	44.41%
Insurance	15.61%
Consumer Finance	14.06%
Financial Services	11.93%
Capital Markets	10.01%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisetfs.com/literature/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS FUNDAMENTAL ETF TRUST
Davis Select Worldwide ETF
DWLD / Cboe Global Markets, Inc.
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025
This Annual shareholder report contains important information about the Davis Select Worldwide ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”). You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select Worldwide ETF	$69	0.62%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund delivered a total return of 21.31%, versus a 22.64% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Information Technology (+39%), Communication Services (+36%),
    and Financials (+25%)
    Weakest performing sectors - Health Care (+1%), Real Estate (+2%), and Consumer Staples (+4%)
Detractors from Performance
  Consumer Discretionary - significantly underperformed the Index sector (+3% vs +22%)
    Meituan (-44%), Delivery Hero (-30%), and MGM Resorts (-13%) - three largest individual detractors
    PDD Holdings (-13%) - purchased and subsequently sold during the period
    Delivery Hero - no longer a Fund holding
  Significantly underweight in stronger performing Information Technology sector - (average weighting 7% vs 25%)
    Clear Secure (-30%) - no longer a Fund holding
  Energy - underperformed the Index sector (-1% vs +9%)
  China holdings - significantly underperformed the Index China exposure (+1% vs +34%)
  Individual holdings
    Tyson Foods (-9%), Teck Resources (-7%), and Solventum (-5%)
    Pinterest (-8%) - new purchase during the period
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+77% vs +39%)
    AppLovin (+136%) and Samsung Electronics (+80%) - two largest individual contributors
    AppLovin - new purchase during the period
    Applied Materials (+30%)
  Financials - outperformed the Index sector (+31% vs +25%) and overweight (average weighting 29% vs 17%)
    Danske Bank (+67%), Capital One Financial (+37%), and Ping An Insurance (+23%)
  Health Care - outperformed the Index sector (+15% vs +1%)
    CVS Health (+44%)
  Communication Services - outperformed the Index sector (+38% vs +36%) and overweight (average weighting 12% vs 8%)
    Alphabet (+64%) and Meta Platforms (+15%)
  Individual holding
    Prosus (+65%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI for an investment made at net asset value on January 11, 2017.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	Since Inception (01/11/17)
Davis Select Worldwide ETF — Net Asset Value (NAV)	21.31%	12.47%	11.01%
MSCI ACWI	22.64%	14.60%	12.10%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$482.7
Total number of portfolio holdings as of 10/31/25	39
Portfolio turnover rate for the period	19%
Total advisory fees paid for the period (in millions)	$2.2
Top Sectors as of 10/31/25 Net Assets
Financials	25.22%
Consumer Discretionary	24.33%
Information Technology	11.53%
Communication Services	9.86%
Health Care	9.28%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisetfs.com/literature/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS FUNDAMENTAL ETF TRUST
Davis Select International ETF
DINT / Cboe Global Markets, Inc.
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025
This Annual shareholder report contains important information about the Davis Select International ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”). You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select International ETF	$72	0.65%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund delivered a total return of 21.89%, versus a 24.93% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Information Technology (+43%), Communication Services (+39%), and
    Financials (+35%)
    Weakest performing sectors - Health Care (less than 1%), Consumer Staples (+9%), and Real Estate (+10%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (+3% vs +16%) and overweight (average weighting 36% vs 11%)
    Meituan (-44%) and Delivery Hero (-40%) - two largest individual detractors
    PDD Holdings (-13%) - purchased and subsequently sold during the period
    JD.com (-16%)
    Misto Holdings (-1%) - formerly Fila Holdings, sold during the period
  Industrials - underperformed the Index sector (+16% vs +31%) and underweight (average weighting 7% vs 14%)
    Schneider Electric (-2%) - no longer a Fund holding
  China holdings - significantly underperformed the Index China exposure (-5% vs +34%)
  Individual holdings
    KE Holdings (-21%) and Teck Resources (-7%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+69% vs +43%)
    Samsung Electronics (+80%) - largest individual contributor
    Tokyo Electron (+48%)
  No exposure to Health Care or Consumer Staples, the two weakest performing sectors of the Index, respectively
  Overweight in stronger performing Financials sector - (average weighting 29% vs 25%)
    Danske Bank (+67%), DBS Group Holdings (50%), AIA Group (+26%), and Ping An Insurance (+23%)
  Individual holdings
    Prosus (+65%), Naspers (+51%), and Sea (+66%)
    NetEase (+60%) - new purchase during the period

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI ex USA for an investment made at net asset value on March 1, 2018.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	Since Inception (03/01/18)
Davis Select International ETF — Net Asset Value (NAV)	21.89%	8.09%	6.21%
MSCI ACWI ex USA	24.93%	11.18%	6.72%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$261.4
Total number of portfolio holdings as of 10/31/25	29
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$1.2
Top Sectors as of 10/31/25 Net Assets
Consumer Discretionary	33.28%
Financials	24.89%
Information Technology	13.55%
Industrials	13.15%
Materials	5.08%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisetfs.com/literature/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS FUNDAMENTAL ETF TRUST

ITEM 2.  CODE OF ETHICS

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR. The Registrant undertakes to provide to any person without charge, upon request, a copy of the code of ethics. Such request can be made by calling 520-806-7600 or to the Secretary of the Registrant, 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board of Trustees has determined that independent trustee Thomas D. Tays qualifies as the “audit committee financial expert,” as defined in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended October 31, 2025 and October 31, 2024 were $85,272 and $82,080, respectively.

(b) Audit-Related Fees The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal years ended October 31, 2025 and October 31, 2024 were $0 and $0, respectively.

(c) Tax Fees The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the fiscal years ended October 31, 2025 and October 31, 2024 were $30,900 and $29,791, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers, and a review of the fund income and capital gain distributions.

(d) All Other Fees The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the Funds for the fiscal years ended October 31, 2025 and October 31, 2024 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The Funds’ Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Funds’ Audit Committee has adopted a policy whereby audit and non-audit services performed by the Funds’ independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2) No services included in (b) – (d) of this Item 4 were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended October 31, 2025 and October 31, 2024.  The Funds have not paid any fees for non-audit services not previously disclosed in Item 4 (b) – (d).

(h) The Registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that are not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

(i) Not Applicable.

(j) Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Thomas Tays, Ralph Egizi, and Lawrence Harris.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Davis Select U.S. Equity ETF | DUSA
Davis Select International ETF | DINT
Davis Select Worldwide ETF | DWLD
Davis Select Financial ETF | DFNL
(portfolios of Davis Fundamental ETF Trust)
October 31, 2025
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)

DAVIS FUNDAMENTAL ETF TRUST

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Schedule of Investments
October 31, 2025

	Shares	Value (Note 1)
COMMON STOCK – (93.23%)
COMMUNICATION SERVICES – (14.24%)
Media & Entertainment – (14.24%)
Alphabet Inc., Class C	162,168	$45,702,186
Meta Platforms, Inc., Class A	94,790	61,457,096
Pinterest, Inc., Class A *	462,840	15,320,004
Total Communication Services		122,479,286
CONSUMER DISCRETIONARY – (12.24%)
Consumer Discretionary Distribution & Retail – (5.24%)
Amazon.com, Inc. *	184,655	45,096,444
Consumer Services – (7.00%)
MGM Resorts International *	1,352,796	43,330,056
Restaurant Brands International Inc. (Canada)	256,310	16,837,004
		60,167,060
Total Consumer Discretionary		105,263,504
CONSUMER STAPLES – (4.11%)
Food, Beverage & Tobacco – (4.11%)
Tyson Foods, Inc., Class A	686,696	35,303,041
Total Consumer Staples		35,303,041
ENERGY – (7.64%)
ConocoPhillips	136,953	12,169,643
Coterra Energy Inc.	1,681,008	39,772,649
Tourmaline Oil Corp. (Canada)	312,313	13,736,829
Total Energy		65,679,121
FINANCIALS – (30.49%)
Banks – (9.31%)
U.S. Bancorp	1,041,316	48,608,631
Wells Fargo & Co.	361,772	31,463,311
		80,071,942
Financial Services – (16.71%)
Capital Markets – (2.28%)
Bank of New York Mellon Corp.	181,586	19,598,577
Consumer Finance – (9.56%)
Capital One Financial Corp.	373,665	82,202,563
Financial Services – (4.87%)
Berkshire Hathaway Inc., Class B *	87,725	41,892,197
		143,693,337
Insurance – (4.47%)
Property & Casualty Insurance – (4.47%)
Markel Group Inc. *	19,471	38,446,073
Total Financials		262,211,352
HEALTH CARE – (13.79%)
Health Care Equipment & Services – (10.73%)
Cigna Group	59,214	14,472,494
CVS Health Corp.	557,992	43,607,075
Solventum Corp. *	241,121	16,646,994
UnitedHealth Group Inc.	51,410	17,559,599
		92,286,162
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (3.06%)
Viatris Inc.	2,537,461	$26,288,096
Total Health Care		118,574,258
INDUSTRIALS – (2.41%)
Capital Goods – (2.41%)
AGCO Corp.	68,228	7,038,401
Owens Corning	107,449	13,679,332
Total Industrials		20,717,733
INFORMATION TECHNOLOGY – (7.30%)
Semiconductors & Semiconductor Equipment – (7.30%)
Applied Materials, Inc.	245,304	57,180,363
Texas Instruments Inc.	34,355	5,546,958
Total Information Technology		62,727,321
MATERIALS – (1.01%)
Teck Resources Ltd., Class B (Canada)	202,305	8,682,931
Total Materials		8,682,931
TOTAL COMMON STOCK – (Identified cost $553,395,564)		801,638,547

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (6.50%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.15%, 11/03/25 (a)	$15,032,000	$15,032,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.18%, 11/03/25 (b)	40,837,000	40,837,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $55,869,000)		55,869,000
Total Investments – (99.73%) – (Identified cost $609,264,564)		857,507,547
Other Assets Less Liabilities – (0.27%)		2,348,079
Net Assets – (100.00%)		$859,855,626

*	Non-income producing security.
(a)	Dated 10/31/25, repurchase value of $15,037,199 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 7.00%, 06/01/50-06/01/63, total fair value $15,332,640).
(b)
Dated 10/31/25, repurchase value of $40,851,225 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 11/15/25-05/15/64, total fair value $41,653,740).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Schedule of Investments
October 31, 2025

	Shares	Value (Note 1)
COMMON STOCK – (97.58%)
CONSUMER DISCRETIONARY – (1.56%)
Consumer Discretionary Distribution & Retail – (1.56%)
Prosus N.V., Class N (Netherlands)	68,521	$4,733,315
Total Consumer Discretionary		4,733,315
FINANCIALS – (96.02%)
Banks – (44.41%)
Bank of America Corp.	142,850	7,635,332
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	111,295	5,148,507
Danske Bank A/S (Denmark)	319,357	14,260,024
DBS Group Holdings Ltd. (Singapore)	357,294	14,803,984
DNB Bank ASA (Norway)	208,547	5,318,033
Fifth Third Bancorp	336,397	14,000,843
JPMorgan Chase & Co.	58,952	18,341,146
M&T Bank Corp.	21,503	3,953,757
Metro Bank Holdings PLC (United Kingdom) *	757,059	1,163,621
PNC Financial Services Group, Inc.	69,521	12,691,059
Truist Financial Corp.	158,773	7,086,039
U.S. Bancorp	320,177	14,945,862
Wells Fargo & Co.	177,132	15,405,170
		134,753,377
Financial Services – (36.00%)
Capital Markets – (10.01%)
Bank of New York Mellon Corp.	95,153	10,269,863
Charles Schwab Corp.	39,640	3,746,773
Julius Baer Group Ltd. (Switzerland)	172,641	11,627,390
State Street Corp.	40,830	4,722,398
		30,366,424
Consumer Finance – (14.06%)
American Express Co.	35,825	12,923,152
Capital One Financial Corp.	135,270	29,758,048
		42,681,200
Financial Services – (11.93%)
Berkshire Hathaway Inc., Class B *	36,826	17,585,888
Chime Financial, Inc., Class A *	325,210	5,583,856
Exor N.V. (Netherlands)	70,076	6,074,137
Rocket Companies, Inc., Class A	417,689	6,958,699
		36,202,580
		109,250,204
Insurance – (15.61%)
Life & Health Insurance – (0.75%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	314,500	2,272,577
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (12.41%)
Chubb Ltd.	45,471	$12,592,739
Loews Corp.	95,097	9,467,857
Markel Group Inc. *	7,905	15,608,660
		37,669,256
Reinsurance – (2.45%)
Everest Group, Ltd.	6,428	2,021,735
RenaissanceRe Holdings Ltd.	21,267	5,403,732
		7,425,467
		47,367,300
Total Financials		291,370,881
TOTAL COMMON STOCK – (Identified cost $193,420,171)		296,104,196

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (2.19%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.15%, 11/03/25 (a)	$1,790,000	$1,790,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.18%, 11/03/25 (b)	4,862,000	4,862,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,652,000)		6,652,000
Total Investments – (99.77%) – (Identified cost $200,072,171)		302,756,196
Other Assets Less Liabilities – (0.23%)		691,668
Net Assets – (100.00%)		$303,447,864

*	Non-income producing security.
(a)	Dated 10/31/25, repurchase value of $1,790,619 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 6.50%, 12/01/53-01/20/62, total fair value $1,825,800).
(b)
Dated 10/31/25, repurchase value of $4,863,694 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 11/15/25-05/15/64, total fair value $4,959,240).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Schedule of Investments
October 31, 2025

	Shares	Value (Note 1)
COMMON STOCK – (99.09%)
COMMUNICATION SERVICES – (9.86%)
Media & Entertainment – (9.86%)
Alphabet Inc., Class C	47,953	$13,514,114
Meta Platforms, Inc., Class A	30,967	20,077,454
NetEase, Inc., ADR (China)	57,488	8,054,069
Pinterest, Inc., Class A *	179,696	5,947,938
Total Communication Services		47,593,575
CONSUMER DISCRETIONARY – (24.33%)
Automobiles & Components – (1.49%)
AUMOVIO SE (Germany) *	166,750	7,169,224
Consumer Discretionary Distribution & Retail – (9.28%)
Amazon.com, Inc. *	43,247	10,561,782
Naspers Ltd. - N (South Africa)	43,590	3,067,403
Prosus N.V., Class N (Netherlands)	379,518	26,216,465
Sea Limited, Class A, ADR (Singapore) *	31,614	4,939,688
		44,785,338
Consumer Services – (13.56%)
Entain plc (United Kingdom)	713,605	7,428,454
Meituan, Class B (China) *	944,240	12,394,551
MGM Resorts International *	544,783	17,449,400
Restaurant Brands International Inc. (Canada)	55,116	3,620,570
Trip.com Group Ltd., ADR (China)	347,686	24,564,016
		65,456,991
Total Consumer Discretionary		117,411,553
CONSUMER STAPLES – (3.27%)
Food, Beverage & Tobacco – (3.27%)
Tyson Foods, Inc., Class A	307,470	15,807,033
Total Consumer Staples		15,807,033
ENERGY – (5.71%)
Coterra Energy Inc.	713,700	16,886,142
Tourmaline Oil Corp. (Canada)	242,916	10,684,459
Total Energy		27,570,601
FINANCIALS – (25.22%)
Banks – (5.26%)
Danske Bank A/S (Denmark)	375,004	16,744,790
Metro Bank Holdings PLC (United Kingdom) *	1,431,137	2,199,699
U.S. Bancorp	137,724	6,428,956
		25,373,445
Financial Services – (9.81%)
Capital Markets – (3.41%)
Julius Baer Group Ltd. (Switzerland)	244,120	16,441,509
Consumer Finance – (4.19%)
Capital One Financial Corp.	91,965	20,231,380
Financial Services – (2.21%)
Berkshire Hathaway Inc., Class B *	22,396	10,694,986
		47,367,875
Insurance – (10.15%)
Life & Health Insurance – (6.84%)
AIA Group Ltd. (Hong Kong)	1,026,490	9,966,948
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,189,015	23,043,825
		33,010,773
Property & Casualty Insurance – (3.31%)
Markel Group Inc. *	8,087	15,968,024
		48,978,797
Total Financials		121,720,117
HEALTH CARE – (9.28%)
Health Care Equipment & Services – (5.80%)
CVS Health Corp.	158,312	12,372,083
Solventum Corp. *	130,541	9,012,550
UnitedHealth Group Inc.	19,334	6,603,721
		27,988,354
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (3.48%)
Viatris Inc.	1,621,989	$16,803,806
Total Health Care		44,792,160
INDUSTRIALS – (8.17%)
Capital Goods – (0.85%)
ITOCHU Corp. (Japan)	71,010	4,115,179
Transportation – (7.32%)
DiDi Global Inc., Class A, ADS (China) *	1,899,000	12,229,560
Full Truck Alliance Co. Ltd., Class A, ADR (China)	1,774,432	23,067,616
		35,297,176
Total Industrials		39,412,355
INFORMATION TECHNOLOGY – (11.53%)
Semiconductors & Semiconductor Equipment – (2.84%)
Applied Materials, Inc.	58,741	13,692,527
Software & Services – (3.79%)
AppLovin Corp., Class A *	28,738	18,315,590
Technology Hardware & Equipment – (4.90%)
Samsung Electronics Co., Ltd. (South Korea)	313,180	23,630,005
Total Information Technology		55,638,122
MATERIALS – (1.72%)
Teck Resources Ltd., Class B (Canada)	193,231	8,293,475
Total Materials		8,293,475
TOTAL COMMON STOCK – (Identified cost $339,331,123)		478,238,991

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.83%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.15%, 11/03/25 (a)	$1,081,000	$1,081,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.18%, 11/03/25 (b)	2,938,000	2,938,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,019,000)		4,019,000
Total Investments – (99.92%) – (Identified cost $343,350,123)		482,257,991
Other Assets Less Liabilities – (0.08%)		396,376
Net Assets – (100.00%)		$482,654,367

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 10/31/25, repurchase value of $1,081,374 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%- 6.00%, 03/01/31-01/01/51, total fair value $1,102,620).
(b)
Dated 10/31/25, repurchase value of $2,939,023 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 11/15/25-05/15/64, total fair value $2,996,760).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Schedule of Investments
October 31, 2025

	Shares	Value (Note 1)
COMMON STOCK – (98.80%)
COMMUNICATION SERVICES – (2.45%)
Media & Entertainment – (2.45%)
NetEase, Inc., ADR (China)	45,805	$6,417,281
Total Communication Services		6,417,281
CONSUMER DISCRETIONARY – (33.28%)
Automobiles & Components – (2.55%)
AUMOVIO SE (Germany) *	155,200	6,672,645
Consumer Discretionary Distribution & Retail – (14.45%)
JD.com, Inc., Class A, ADR (China)	54,297	1,793,973
Naspers Ltd. - N (South Africa)	163,780	11,525,105
Prosus N.V., Class N (Netherlands)	234,727	16,214,546
Sea Limited, Class A, ADR (Singapore) *	52,691	8,232,969
		37,766,593
Consumer Services – (16.28%)
Delivery Hero SE (Germany) *	153,265	3,886,540
Entain plc (United Kingdom)	987,637	10,281,060
Meituan, Class B (China) *	720,480	9,457,369
Restaurant Brands International Inc. (Canada)	97,012	6,372,718
Trip.com Group Ltd., ADR (China)	177,819	12,562,913
		42,560,600
Total Consumer Discretionary		86,999,838
ENERGY – (3.77%)
Tourmaline Oil Corp. (Canada)	224,047	9,854,522
Total Energy		9,854,522
FINANCIALS – (24.89%)
Banks – (11.61%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	89,061	4,119,962
Danske Bank A/S (Denmark)	399,043	17,818,186
DBS Group Holdings Ltd. (Singapore)	151,589	6,280,881
Metro Bank Holdings PLC (United Kingdom) *	1,380,809	2,122,343
		30,341,372
Financial Services – (3.68%)
Capital Markets – (3.68%)
Julius Baer Group Ltd. (Switzerland)	143,000	9,631,066
Insurance – (9.60%)
Life & Health Insurance – (9.60%)
AIA Group Ltd. (Hong Kong)	1,266,090	12,293,402
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,771,836	12,803,288
		25,096,690
Total Financials		65,069,128
INDUSTRIALS – (13.15%)
Capital Goods – (4.07%)
ITOCHU Corp. (Japan)	183,470	10,632,474
Transportation – (9.08%)
DiDi Global Inc., Class A, ADS (China) *	1,627,000	10,477,880
Full Truck Alliance Co. Ltd., Class A, ADR (China)	1,020,563	13,267,319
		23,745,199
Total Industrials		34,377,673
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (13.55%)
Semiconductors & Semiconductor Equipment – (6.49%)
Tokyo Electron Ltd. (Japan)	76,450	$16,955,817
Technology Hardware & Equipment – (7.06%)
Samsung Electronics Co., Ltd. (South Korea)	244,659	18,459,970
Total Information Technology		35,415,787
MATERIALS – (5.08%)
Teck Resources Ltd., Class B (Canada)	159,934	6,864,367
Vale S.A., ADR (Brazil)	531,123	6,421,277
Total Materials		13,285,644
REAL ESTATE – (2.63%)
Real Estate Management & Development – (2.63%)
KE Holdings Inc., Class A, ADR (China)	402,513	6,862,847
Total Real Estate		6,862,847
TOTAL COMMON STOCK – (Identified cost $191,716,035)		258,282,720

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.90%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.15%, 11/03/25 (a)	$634,000	$634,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.18%, 11/03/25 (b)	1,724,000	1,724,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,358,000)		2,358,000
Total Investments – (99.70%) – (Identified cost $194,074,035)		260,640,720
Other Assets Less Liabilities – (0.30%)		791,802
Net Assets – (100.00%)		$261,432,522

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 10/31/25, repurchase value of $634,219 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 05/01/58, total fair value $646,680).
(b)
Dated 10/31/25, repurchase value of $1,724,601 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 11/15/25-05/15/64, total fair value $1,758,480).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Assets and Liabilities
At October 31, 2025

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$857,507,547	$302,756,196	$482,257,991	$260,640,720
Cash	809	880	830	241
Cash - foreign currencies**	382	–	–	–
Receivables:
Capital stock sold	3,597,722	–	–	–
Dividends and interest	635,079	899,548	1,211,978	1,022,345
Prepaid expenses	8,471	3,270	4,869	2,747
Total assets	861,750,010	303,659,894	483,475,668	261,666,053

LIABILITIES:
Payables:
Investment securities purchased	1,397,617	–	464,026	–
Accrued audit fees	15,988	15,988	15,988	15,988
Accrued accounting, custodian, and transfer agent fees	55,437	41,250	100,600	84,004
Accrued investment advisory fees	395,563	142,353	224,432	121,930
Other accrued expenses	29,779	12,439	16,255	11,609
Total liabilities	1,894,384	212,030	821,301	233,531

NET ASSETS	$859,855,626	$303,447,864	$482,654,367	$261,432,522

SHARES OUTSTANDING	17,925,000	6,800,000	10,675,000	9,200,000

NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$47.97	$44.62	$45.21	$28.42

NET ASSETS CONSIST OF:
Paid-in capital	$605,293,044	$197,729,058	$336,876,114	$219,343,187

Distributable earnings	254,562,582	105,718,806	145,778,253	42,089,335
Net Assets	$859,855,626	$303,447,864	$482,654,367	$261,432,522

*Including:
Cost of investments	$609,264,564	$200,072,171	$343,350,123	$194,074,035
**Cost of cash - foreign currencies	382	–	–	–
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Operations
For the year ended October 31, 2025

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
INVESTMENT INCOME:
Income:
Dividends*	$10,362,701	$6,676,992	$6,934,874	$5,510,928
Interest	1,312,257	300,210	255,055	280,812
Foreign withholding tax refunds	–	–	–	83,475
Total income	11,674,958	6,977,202	7,189,929	5,875,215

Expenses:
Investment advisory fees (Note 3)	3,796,546	1,478,203	2,183,981	1,244,736
Accounting, custodian, and transfer agent fees	112,944	82,443	161,324	143,157
Audit fees	21,318	21,318	21,318	21,318
Legal fees	24,142	9,307	13,967	7,837
Reports to shareholders	21,622	11,224	13,633	7,717
Tax service fees	7,757	7,757	7,757	38,486
Trustees’ fees and expenses	45,154	19,825	27,318	17,274
Registration and filing fees	18,567	2,927	5,172	1,183
Miscellaneous	21,213	13,986	17,484	14,313
Total expenses	4,069,263	1,646,990	2,451,954	1,496,021
Reimbursement/waiver of expenses by Adviser (Note 3)	–	–	–	(25,755)
Net expenses	4,069,263	1,646,990	2,451,954	1,470,266
Net investment income	7,605,695	5,330,212	4,737,975	4,404,949

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	(181,208)	(1,243,807)	8,088,538	739,434
In-kind redemptions (Note 2)	24,492,912	8,220,982	12,979,599	11,987,147
Foreign currency transactions	(2,017)	10,504	(29,419)	(21,024)
Net realized gain	24,309,687	6,987,679	21,038,718	12,705,557
Net increase in unrealized appreciation	70,403,327	37,875,382	58,218,371	30,011,067
Net realized and unrealized gain on investments and foreign currency transactions	94,713,014	44,863,061	79,257,089	42,716,624
Net increase in net assets resulting from operations	$102,318,709	$50,193,273	$83,995,064	$47,121,573

*Net of foreign taxes withheld of	$168,461	$319,136	$611,875	$593,519
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Changes in Net Assets
For the year ended October 31, 2025

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

OPERATIONS:
Net investment income	$7,605,695	$5,330,212	$4,737,975	$4,404,949

Net realized gain from investments, in-kind redemptions, and foreign currency transactions	24,309,687	6,987,679	21,038,718	12,705,557

Net increase in unrealized appreciation on investments and foreign currency transactions	70,403,327	37,875,382	58,218,371	30,011,067
Net increase in net assets resulting from operations	102,318,709	50,193,273	83,995,064	47,121,573

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(4,952,820)	(5,203,750)	(4,804,800)	(4,743,000)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	260,607,769	53,105,014	92,013,567	48,756,232
Cost of shares redeemed	(40,243,809)	(18,466,986)	(30,736,862)	(34,833,538)
Net increase in net assets resulting from capital share transactions	220,363,960	34,638,028	61,276,705	13,922,694
Total increase in net assets	317,729,849	79,627,551	140,466,969	56,301,267

NET ASSETS:
Beginning of year	542,125,777	223,820,313	342,187,398	205,131,255
End of year	$859,855,626	$303,447,864	$482,654,367	$261,432,522

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	13,050,000	5,950,000	9,050,000	8,600,000
Shares sold	5,775,000	1,300,000	2,325,000	1,975,000
Shares redeemed	(900,000)	(450,000)	(700,000)	(1,375,000)

Shares outstanding, end of year	17,925,000	6,800,000	10,675,000	9,200,000
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Changes in Net Assets
For the year ended October 31, 2024

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

OPERATIONS:
Net investment income	$4,098,825	$4,081,572	$4,591,329	$4,144,809

Net realized gain from investments, in-kind redemptions, and foreign currency transactions	26,993,269	5,009,633	25,853,204	5,500,154

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	105,891,783	62,875,671	74,018,326	52,897,063
Net increase in net assets resulting from operations	136,983,877	71,966,876	104,462,859	62,542,026

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(13,686,150)	(4,293,180)	(3,285,150)	(2,770,200)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	118,754,653	16,964,141	9,208,925	4,336,471
Cost of shares redeemed	(50,047,025)	(14,946,514)	(9,531,073)	(3,673,385)
Net increase (decrease) in net assets resulting from capital share transactions	68,707,628	2,017,627	(322,148)	663,086
Total increase in net assets	192,005,355	69,691,323	100,855,561	60,434,912

NET ASSETS:
Beginning of year	350,120,422	154,128,990	241,331,837	144,696,343
End of year	$542,125,777	$223,820,313	$342,187,398	$205,131,255

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	11,250,000	5,900,000	9,050,000	8,550,000
Shares sold	3,050,000	550,000	300,000	250,000
Shares redeemed	(1,250,000)	(500,000)	(300,000)	(200,000)

Shares outstanding, end of year	13,050,000	5,950,000	9,050,000	8,600,000
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements
October 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Davis Fundamental ETF Trust (the “Trust”) was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of four series of funds: Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (individually referred to as a “Fund” or collectively as the “Funds”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF and Davis Select International ETF are diversified under the 1940 Act. Each Fund is an actively managed exchange-traded fund (“ETF”).
Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).
Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund’s net assets in securities issued by companies principally engaged in the financial services sector.
Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.
Davis Select International ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets.
Because of the risk inherent in any investment program, the Trust cannot ensure that the investment objective of its series will be achieved. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security Valuation - The Funds’ Board of Trustees has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
October 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Security Valuation - (Continued)
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.
The following is a summary of the inputs used as of October 31, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$122,479,286	$–	$47,593,575	$6,417,281
Consumer Discretionary	105,263,504	4,733,315	117,411,553	86,999,838
Consumer Staples	35,303,041	–	15,807,033	–
Energy	65,679,121	–	27,570,601	9,854,522
Financials	262,211,352	291,370,881	121,720,117	65,069,128
Health Care	118,574,258	–	44,792,160	–
Industrials	20,717,733	–	39,412,355	34,377,673
Information Technology	62,727,321	–	55,638,122	35,415,787
Materials	8,682,931	–	8,293,475	13,285,644
Real Estate	–	–	–	6,862,847
Total Level 1	801,638,547	296,104,196	478,238,991	258,282,720
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	55,869,000	6,652,000	4,019,000	2,358,000
Total Level 2	55,869,000	6,652,000	4,019,000	2,358,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$857,507,547	$302,756,196	$482,257,991	$260,640,720
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
October 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the year ended October 31, 2025, there were no forward currency contracts entered into by the Funds.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.
Federal Income Taxes - It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of October 31, 2025, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2022.
Capital losses will be carried forward to future years if not offset by gains. At October 31, 2025, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Character
Short-term	$241,325	$–	$–	$19,293,381
Long-term	–	1,084,793	–	7,411,663
Total	$241,325	$1,084,793	$–	$26,705,044

Utilized during year ended October 31, 2025	$–	$–	$4,230,431	$1,104,502
Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.
At October 31, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost	$609,300,202	$200,617,311	$344,177,866	$195,795,850

Unrealized appreciation	264,786,054	106,247,723	147,244,330	66,219,398
Unrealized depreciation	(16,578,709)	(4,108,838)	(9,164,205)	(1,374,528)
Net unrealized appreciation	$248,207,345	$102,138,885	$138,080,125	$64,844,870
Federal Withholding Taxes - The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
October 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Withholding Taxes - (Continued)
recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices, and payment history. Any receivables recorded will be included under dividends and interest on the Statements of Assets and Liabilities. There is no guarantee that the Funds will receive refunds applied for in a timely manner or at all.
As a result of court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statements of Operations. The Funds may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statements of Operations under tax service fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, corporate actions, in-kind transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds’ net assets have not been affected by these reclassifications.
The tax character of distributions paid during the years ended October 31, 2025 and 2024 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Davis Select U.S. Equity ETF
2025	$4,952,820	$–	$4,952,820
2024	4,416,320	9,269,830	13,686,150
Davis Select Financial ETF
2025	4,300,583	903,167	5,203,750
2024	3,763,700	529,480	4,293,180
Davis Select Worldwide ETF
2025	4,804,800	–	4,804,800
2024	3,285,150	–	3,285,150
Davis Select International ETF
2025	4,743,000	–	4,743,000
2024	2,770,200	–	2,770,200
As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

Undistributed ordinary income	$6,595,053	$4,605,475	$4,230,533	$3,917,051

Undistributed long-term capital gain	–	–	3,408,483	–

Accumulated net realized losses from investments	(241,325)	(1,084,793)	–	(26,705,044)

Net unrealized appreciation on investments and foreign currency transactions	248,208,854	102,198,124	138,139,237	64,877,328
Total	$254,562,582	$105,718,806	$145,778,253	$42,089,335

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
October 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Indemnification - Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Operating Segments - The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Funds acts as the CODM. Since their commencement, each Fund operates as a single segment. The CODM monitors the operating results of the Funds, as a whole, and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund's portfolio managers as a team. The financial information, in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, which is consistent with that presented within each Fund's financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) during the year ended October 31, 2025 were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost of purchases	$203,058,744	$19,037,405	$152,876,145	$77,288,649
Proceeds from sales	55,122,917	1,395,190	73,425,900	40,268,141
The cost of in-kind purchases and proceeds from in-kind redemptions of investment securities during the year ended October 31, 2025 were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost of in-kind purchases	$73,921,864	$33,317,653	$–	$5,618,154
Proceeds from in-kind redemptions	37,705,854	16,875,087	22,038,317	28,822,136
Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.
NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
October 31, 2025
NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
As of October 31, 2025, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis Select Financial ETF	Davis Select International ETF
31%	42%
Investment activities of this shareholder could have a material impact on the Funds.
Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser and amounts due from Adviser, if applicable, will be generally paid in the month after finalization of the financial statements. The annual rate for each Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual fund operating expenses (Davis Select U.S. Equity ETF, 0.65%; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%; Davis Select International ETF, 0.75%). The Adviser is obligated to continue the expense cap through March 1, 2026. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. Effective February 1, 2024, the Adviser voluntarily waived 0.05% of the average net assets (5 basis points) of Davis Select International ETF Advisory fees for a 12-month period. For purposes of the expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds. During the year ended October 31, 2025, such voluntary waivers for Davis Select International ETF amounted to $25,755.
Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds’ primary accounting provider, custodian, and transfer agent.
Distributor - Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. The Funds pay no fees directly to the Distributor.
NOTE 4 - CAPITAL STOCK
As of October 31, 2025, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Funds will only issue or redeem shares that have been aggregated into blocks of 25,000 shares (effective March 10, 2025; this figure was 50,000 shares through March 9, 2025) or multiples thereof (“Creation Units”) to broker-dealers that have entered into a participation agreement with the Distributor (“Authorized Participants”). The Funds generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day. Authorized Participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

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DAVIS FUNDAMENTAL ETF TRUST
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Year ended October 31, 2025	$41.54	$0.49	$6.30	$6.79
Year ended October 31, 2024	$31.12	$0.33	$11.28	$11.61
Year ended October 31, 2023	$26.46	$0.39	$4.60	$4.99
Year ended October 31, 2022	$35.03	$0.31	$(8.50)	$(8.19)
Year ended October 31, 2021	$25.29	$0.17	$9.72	$9.89
Davis Select Financial ETF:
Year ended October 31, 2025	$37.62	$0.82	$7.01	$7.83
Year ended October 31, 2024	$26.12	$0.70	$11.51	$12.21
Year ended October 31, 2023	$27.29	$0.61	$(0.87)	$(0.26)
Year ended October 31, 2022	$32.03	$0.51	$(4.56)	$(4.05)
Year ended October 31, 2021	$19.31	$0.39	$12.68	$13.07
Davis Select Worldwide ETF:
Year ended October 31, 2025	$37.81	$0.48	$7.45	$7.93
Year ended October 31, 2024	$26.67	$0.50	$11.00	$11.50
Year ended October 31, 2023	$22.03	$0.36	$4.47	$4.83
Year ended October 31, 2022	$31.04	$0.28	$(8.99)	$(8.71)
Year ended October 31, 2021	$26.32	$0.17	$4.63	$4.80
Davis Select International ETF:
Year ended October 31, 2025	$23.85	$0.48	$4.60	$5.08
Year ended October 31, 2024	$16.92	$0.48	$6.77	$7.25
Year ended October 31, 2023	$14.44	$0.32	$2.23	$2.55
Year ended October 31, 2022	$20.53	$0.26	$(5.93)	$(5.67)
Year ended October 31, 2021	$20.62	$0.24	$(0.27)	$(0.03)

a	Per share calculations were based on average shares outstanding for the period.
b
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with  all  dividends and  distributions  reinvested  in  additional  shares  on  the  reinvestment  date,  and  sale  at  the  market  price  calculated  on  the  last  business day of the fiscal period. Market price is determined by trading that occurs on the Cboe Global Markets, Inc., and may be greater or less than net asset value, depending on the 4:00 P.M. EST official closing price of the Fund. Until December 2020, market price was determined using the midpoint of the bid-ask prices.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income Ratio	Portfolio Turnover[d]

$(0.32)	$(0.04)	$(0.36)	$47.97	16.45%	$48.09	16.44%	$859,856	0.59%	0.59%	1.10%	8%
$(0.38)	$(0.81)	$(1.19)	$41.54	37.99%	$41.65	38.40%	$542,126	0.59%	0.59%	0.86%	9%
$(0.32)	$(0.01)	$(0.33)	$31.12	19.06%	$31.11	18.88%	$350,120	0.61%	0.61%	1.28%	18%
$(0.18)	$(0.20)	$(0.38)	$26.46	(23.61)%	$26.49	(23.54)%	$318,857	0.61%	0.61%	0.99%	12%
$(0.15)	$–	$(0.15)	$35.03	39.19%	$35.03	39.41%	$395,803	0.61%	0.61%	0.51%	24%

$(0.69)	$(0.14)	$(0.83)	$44.62	21.22%	$44.68	20.88%	$303,448	0.61%	0.61%	1.98%	1%
$(0.62)	$(0.09)	$(0.71)	$37.62	47.35%	$37.76	48.33%	$223,820	0.63%	0.63%	2.12%	1%
$(0.59)	$(0.32)	$(0.91)	$26.12	(1.02)%	$26.05	(1.39)%	$154,129	0.64%	0.64%	2.23%	7%
$(0.40)	$(0.29)	$(0.69)	$27.29	(12.89)%	$27.32	(12.91)%	$173,281	0.63%	0.63%	1.77%	7%
$(0.35)	$–	$(0.35)	$32.03	68.35%	$32.07	68.71%	$229,013	0.62%	0.62%	1.40%	10%

$(0.53)	$–	$(0.53)	$45.21	21.31%	$45.31	21.34%	$482,654	0.62%	0.62%	1.19%	19%
$(0.36)	$–	$(0.36)	$37.81	43.54%	$37.88	43.89%	$342,187	0.63%	0.63%	1.55%	34%
$(0.19)	$–	$(0.19)	$26.67	21.94%	$26.65	21.72%	$241,332	0.63%	0.63%	1.34%	15%
$(0.30)	$–	$(0.30)	$22.03	(28.27)%	$22.06	(28.03)%	$207,118	0.63%	0.63%	1.06%	17%
$(0.08)	$–	$(0.08)	$31.04	18.22%	$30.97	18.00%	$384,858	0.62%	0.62%	0.53%	32%

$(0.51)	$–	$(0.51)	$28.42	21.89%	$28.43	21.81%	$261,433	0.66%	0.65%	1.95%	18%
$(0.32)	$–	$(0.32)	$23.85	43.44%	$23.88	43.13%	$205,131	0.66%	0.62%	2.42%	26%
$(0.07)	$–	$(0.07)	$16.92	17.60%	$16.98	18.11%	$144,696	0.66%	0.66%	1.75%	13%
$(0.42)	$–	$(0.42)	$14.44	(28.12)%	$14.43	(28.00)%	$116,999	0.66%	0.66%	1.45%	14%
$(0.06)	$–	$(0.06)	$20.53	(0.16)%	$20.48	(0.41)%	$258,709	0.64%	0.64%	1.05%	11%

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the fair value of portfolio securities owned during the period.
Securities with a maturity or expiration date at the time of acquisition of one year or less or securities received or delivered from in-kind purchases or redemptions are excluded from the calculation.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Report of Independent Registered Public Accounting Firm
The Shareholders and Board of Trustees
Davis Fundamental ETF Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (each a series of Davis Fundamental ETF Trust) (the “Funds”), including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Fund as of October 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Davis Fundamental ETF Trust investment companies since 2016.
Columbus, Ohio
December 18, 2025

DAVIS FUNDAMENTAL ETF TRUST
Federal Income Tax Information (Unaudited)
In early 2026, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during the calendar year 2025. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.
The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2025 with their 2025 Form 1099-DIV.
The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.
Each Fund designates the following amounts distributed during the fiscal year ended October 31, 2025, if any, as dividends eligible for the corporate dividends-received deduction, qualified dividend income, and long-term capital gain distributions.
	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

Income dividends*	$4,952,820	$4,300,583	$5,411,068	$5,207,953
Income qualifying for corporate dividends-received deduction	$4,952,820 100%	$3,212,101 75%	$1,701,446 31%	$–
Qualified dividend income	$4,952,820 100%	$4,300,583 100%	$5,411,068 100%	$4,464,720 86%
Long-term capital gain distributions	$–	$903,167	$–	$–

*	Includes foreign tax credit pass-through, if applicable.
Davis Select Worldwide ETF and Davis Select International ETF have elected to give the benefit of foreign tax credits to their shareholders, if applicable. Accordingly, shareholders who must report their gross income dividends and distributions in a federal tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction.
Pursuant to Section 853 of the Internal Revenue Code, Davis Select Worldwide ETF and Davis Select International ETF designate $606,268 and $464,953, respectively, as foreign taxes paid during the year ended October 31, 2025. During the year ended October 31, 2025, Davis Select Worldwide ETF and Davis Select International ETF received foreign sourced income in the amounts of $5,430,694 and $6,104,448, respectively. The Funds did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

DAVIS FUNDAMENTAL ETF TRUST
Trustee Approval of Advisory Agreement (Unaudited)

Board Considerations Regarding Approval of Advisory Agreement
The Board of Trustees (the “Trustees”) of the Davis Fundamental ETF Trust (the “Trust”) oversees the management of each series of the Trust, which includes Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (each a “Fund” and collectively the “Funds”). The Trustees, as required by law, determine annually whether to approve the continuance of each Fund’s advisory agreement.
With the assistance of counsel, the Independent Trustees undertook a comprehensive review process in anticipation of their annual contract review meeting, held in May 2025 (the “Meeting”). During the Meeting, the Trustees, including the Independent Trustees separately, considered whether to renew the investment advisory agreement with Davis Selected Advisers, L.P. (the “Adviser”) and Davis Selected Advisers–NY, Inc. (the “Sub-Adviser”) (jointly “Davis Advisors” and, such agreement, the “Advisory Agreement”). As part of this process, Davis Advisors provided the Independent Trustees with material (including investment performance data) that was responsive to questions and requests for information submitted to Davis Advisors on behalf of the Independent Trustees. At this meeting, the Independent Trustees reviewed and evaluated all information which they deemed reasonably necessary under the circumstances, and were provided guidance by their independent counsel. In reaching their decision, the Independent Trustees also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Trustees concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreement and that their questions and information requests had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Trustees found that the terms of the Advisory Agreement were fair and reasonable and that continuation of the Advisory Agreement is in the best interests of the Funds and their shareholders.
Reasons the Independent Trustees Approved Continuation of the Advisory Agreement
The Independent Trustees’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Trustee did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Trustees’ recommendation to renew the Advisory Agreement.
 The Independent Trustees considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Trustees not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether:
1.
A Fund achieves satisfactory investment results after all costs;
2.
Davis Advisors efficiently and effectively handles shareholder and authorized participant requests;
3.
Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and
4.
Davis Advisors fosters healthy investor behavior.
The Independent Trustees considered that a shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to buy, sell, or hold. The Independent Trustees concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior. The Independent Trustees also considered the investment management team and Davis Advisors’ investment process. The Independent Trustees noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Trustees considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
 Davis Advisors takes its role as stewards of capital seriously and maintains a strong alignment of interests with its clients. The Independent Trustees noted that Davis Advisors has made significant investments in the Funds. The Independent Trustees considered that these investments tend to align Davis Advisors’ interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.
The Independent Trustees noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether shareholders are likely to be well served by the continuation of the Advisory Agreement. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Trustees must

DAVIS FUNDAMENTAL ETF TRUST
Trustee Approval of Advisory Agreement
(Unaudited) - (Continued)
Reasons the Independent Trustees Approved Continuation of the Advisory Agreement − (Continued)
take many factors into consideration in representing the shareholders of the Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Trustees generally give greater weight to longer-term measurements.
 The Independent Trustees assessed (a) comparative fee and expense information for other funds as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule of each of the Funds, including an assessment of the fee waiver and expense limitation agreement that is in place for each Fund.
 The Independent Trustees reviewed the management fee schedule and expense ratio for each Fund, noting that each of the Funds currently has in place a fee waiver and expense reimbursement agreement, the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedules reflect those potential economies of scale at this time. The Independent Trustees considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Trustees considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreement with the Funds, including a review of portfolio brokerage practices. The Independent Trustees noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing, and/or settlement services to the Funds. The Independent Trustees also considered the potential for any fall-out benefits that may be realized by Davis Advisors as a result of its relationship with the Funds.
 The Independent Trustees compared the fees paid to Davis Advisors by the Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Trustees noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC-registered, actively managed exchange-traded funds. Serving as the primary adviser for actively managed exchange-traded funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to exchange-traded funds. The Independent Trustees considered the investments necessary to manage the Funds, including the areas of risk oversight, information technology, which includes maintenance of the Davis ETFs website, and compliance. With respect to risk, the Independent Trustees noted that not only have regulations become more complex and burdensome, but the scrutiny of regulators and shareholders has also become more intense. The Independent Trustees concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.
Davis Select U.S. Equity ETF (“DUSA”)
The Independent Trustees noted that DUSA’s net asset value (“NAV”) return outperformed both its benchmark, the Standard & Poor’s 500 Index (the “S&P 500”) and the Lipper Multi-Cap Value category average over the three-year time period, and outperformed the Lipper Multi-Cap Value category average, but underperformed the S&P 500, over the one-, five-year, and since-inception time periods, all periods ended April 30, 2025. The Independent Trustees also reviewed Lipper ranking data comparing DUSA’s one-, three-, five-year, and since-inception performance to the Lipper Multi-Cap Value category average as of April 30, 2025. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DUSA does not yet have a meaningful long-term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ concentrated equity composite strategy on an absolute basis as well as relative to the S&P 500. The Independent Trustees considered DUSA’s management fee and total net expense ratio. The management fee and total net expense ratio were reasonable. DUSA’s management fee was below, and its total net expense ratio was in-line with, the median of its expense universe, as determined by Broadridge. The Independent Trustees also noted that the Adviser has capped expenses through March 1, 2026. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses.
Davis Select Financial ETF (“DFNL”)
The Independent Trustees noted that DFNL’s NAV return outperformed both its benchmark, the S&P 500 Financials Index (the “S&P 500 Financials”) and the Lipper Financial Services category average over the five-year time period, and outperformed the

DAVIS FUNDAMENTAL ETF TRUST
Trustee Approval of Advisory Agreement
(Unaudited) - (Continued)
Davis Select Financial ETF (“DFNL”) − (Continued)
Lipper Financial Services category average, but underperformed the S&P 500 Financials, over the one-, three-year, and since-inception time periods, all periods ended April 30, 2025. The Independent Trustees also reviewed Lipper ranking data comparing DFNL’s one-, three-, five-year, and since-inception performance to the Lipper Financial Services category average as of April 30, 2025. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DFNL does not yet have a meaningful long-term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ financial composite strategy on an absolute basis as well as relative to the S&P 500. The Independent Trustees considered DFNL’s management fee and total net expense ratio. The management fee and total net expense ratio were reasonable. DFNL’s management fee was in-line with, and its total net expense ratio was below, the median of its expense universe, as determined by Broadridge. The Independent Trustees also noted that the Adviser has capped expenses through March 1, 2026. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses.
Davis Select Worldwide ETF (“DWLD”)
The Independent Trustees noted that DWLD’s NAV return outperformed both its benchmark, the Morgan Stanley Capital International All Country World Index (the “MSCI ACWI”) and the Lipper Global Multi-Cap Value category average over the one- and three-year time periods, underperformed both over the five-year time period, and outperformed the Lipper Global Multi-Cap Value category average, but underperformed the MSCI ACWI over the since-inception time period, all periods ended April 30, 2025. The Independent Trustees also reviewed Lipper ranking data comparing DWLD’s one-, three-, five-year, and since-inception performance to the Lipper Global Multi-Cap Value category average as of April 30, 2025. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DWLD does not yet have a meaningful long-term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ global equity composite strategy on an absolute basis as well as relative to the MSCI ACWI. The Independent Trustees considered DWLD’s management fee and total net expense ratio. They observed that both were reasonable and below the median of its expense universe, as determined by Broadridge. The Independent Trustees also noted that the Adviser has capped expenses through March 1, 2026. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses.
Davis Select International ETF (“DINT”)
The Independent Trustees noted that DINT’s NAV return outperformed both its benchmark, the Morgan Stanley Capital International All Country World Index ex-USA (the “MSCI ACWI ex-USA”) and the Lipper International Multi-Cap Core category average over the one- and three-year time periods, but underperformed both over the five-year and since-inception time periods, all periods ended April 30, 2025. The Independent Trustees also reviewed Lipper ranking data comparing DINT’s one-, three-, five-year, and since-inception performance to the Lipper International Multi-Cap Core category average as of April 30, 2025. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DINT does not yet have a meaningful long-term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ international equity composite strategy on an absolute basis as well as relative to the MSCI ACWI ex-USA. The Independent Trustees considered DINT’s management fee and total net expense ratio. They observed that both were reasonable but above the median of its expense universe, as determined by Broadridge. The Independent Trustees also noted that the Adviser has capped expenses through March 1, 2026. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses.
Approval of Advisory Agreement
The Independent Trustees concluded that Davis Advisors had provided the Funds and their shareholders a reasonable level of both investment and non-investment services. The Independent Trustees further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Trustees determined that the advisory fees for the Funds were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The

DAVIS FUNDAMENTAL ETF TRUST
Trustee Approval of Advisory Agreement
(Unaudited) - (Continued)
Approval of Advisory Agreement − (Continued)
Independent Trustees found that the terms of the Advisory Agreement are fair and reasonable and that continuation of the Advisory Agreement is in the best interests of each Fund and its shareholders. The Independent Trustees and the full Board of Trustees therefore voted to continue the Advisory Agreement for each Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 10.  REMUNERATION PAID TO TRUSTEES, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statements of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Approval of Investment Advisory Contract is included in the Trustee Approval of Advisory Agreement on Item 7 of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) The Registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this Form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	December 18, 2025
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	December 18, 2025